Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.34%
Canada–0.62%
Canadian Pacific Kansas City Ltd.(a)	154,261	$13,601,192
China–2.38%
JD.com, Inc., ADR	1,477,619	40,471,984
Tencent Holdings Ltd.	264,400	10,298,362
Yum China Holdings, Inc.(a)	30,406	1,209,855
		51,980,201
Denmark–4.88%
Novo Nordisk A/S, Class B	832,042	106,728,823
France–11.47%
Airbus SE	602,264	110,954,358
Dassault Systemes SE	202,157	8,948,913
EssilorLuxottica S.A.	79,792	18,049,870
Kering S.A.	49,081	19,440,162
LVMH Moet Hennessy Louis Vuitton SE	101,358	91,201,527
Pernod Ricard S.A.	14,250	2,306,848
		250,901,678
Germany–3.52%
Allianz SE	36,069	10,810,496
SAP SE	340,313	66,265,354
		77,075,850
India–7.27%
DLF Ltd.	11,133,419	120,123,668
HDFC Bank Ltd.	492,014	8,579,548
ICICI Bank Ltd., ADR	1,144,109	30,215,919
		158,919,135
Israel–1.42%
Nice Ltd., ADR(a)(b)	119,245	31,077,632
Italy–1.10%
Brunello Cucinelli S.p.A.	175,282	20,032,567
Ferrari N.V.	9,091	3,963,997
		23,996,564
Japan–4.38%
Hoya Corp.	78,400	9,805,554
Keyence Corp.	121,644	56,474,544
Murata Manufacturing Co. Ltd.	140,400	2,625,817
TDK Corp.	548,900	26,955,365
		95,861,280
Netherlands–2.13%
ASML Holding N.V.	35,558	34,472,094
BE Semiconductor Industries N.V.	42,223	6,467,656
Universal Music Group N.V.	190,836	5,734,685
		46,674,435
Spain–1.15%
Amadeus IT Group S.A.	391,815	25,153,219
Sweden–4.57%
Assa Abloy AB, Class B	1,413,387	40,561,804
Shares		Value
Sweden–(continued)
Atlas Copco AB, Class A	3,519,550	$59,440,099
		100,001,903
Switzerland–0.81%
Lonza Group AG	29,470	17,611,222
United States–54.64%
Adobe, Inc.(b)	136,711	68,984,371
Alphabet, Inc., Class A(b)	1,570,867	237,090,956
Amazon.com, Inc.(b)	166,367	30,009,280
Analog Devices, Inc.	489,921	96,901,475
Avantor, Inc.(a)(b)	327,279	8,368,524
Boston Scientific Corp.(b)	125,928	8,624,809
Charles River Laboratories International, Inc.(a)(b)	30,785	8,341,196
Charter Communications, Inc., Class A(a)(b)	8,162	2,372,122
Danaher Corp.	40,045	10,000,037
Ecolab, Inc.	38,499	8,889,419
Edwards Lifesciences Corp.(b)	64,099	6,125,301
Equifax, Inc.(a)	132,770	35,518,630
IDEXX Laboratories, Inc.(b)	16,332	8,818,137
Illumina, Inc.(b)	67,551	9,276,103
Intuit, Inc.	149,268	97,024,200
Intuitive Surgical, Inc.(b)	59,602	23,786,562
IQVIA Holdings, Inc.(b)	91,245	23,074,948
Lam Research Corp.	10,113	9,825,488
Linde PLC	14,588	6,773,500
Marriott International, Inc., Class A(a)	77,201	19,478,584
Marvell Technology, Inc.	547,981	38,840,893
Meta Platforms, Inc., Class A	387,514	188,169,048
Microsoft Corp.	110,904	46,659,531
Netflix, Inc.(b)	19,525	11,858,118
NVIDIA Corp.	57,841	52,262,814
Phathom Pharmaceuticals, Inc.(b)	393,078	4,174,488
S&P Global, Inc.	185,652	78,985,643
Thermo Fisher Scientific, Inc.	5,383	3,128,654
Veralto Corp.	13,350	1,183,611
Visa, Inc., Class A	180,014	50,238,307
		1,194,784,749
Total Common Stocks & Other Equity Interests (Cost $724,676,154)		2,194,367,883
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	21	21
Invesco Treasury Portfolio, Institutional Class, 5.21%(c)(d)	25	25
Total Money Market Funds (Cost $46)		46
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.34% (Cost $724,676,200)		2,194,367,929

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.73%
Invesco Private Government Fund, 7.57%(c)(d)(e)	10,579,439	$10,579,439
Invesco Private Prime Fund, 5.49%(c)(d)(e)	27,190,677	27,204,272
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,783,823)		37,783,711
TOTAL INVESTMENTS IN SECURITIES—102.07% (Cost $762,460,023)		2,232,151,640
OTHER ASSETS LESS LIABILITIES–(2.07)%		(45,294,207)
NET ASSETS–100.00%		$2,186,857,433
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,503,675	$8,060,544	$(11,564,198)	$-	$-	$21	$17,953
Invesco Liquid Assets Portfolio, Institutional Class	2,437,605	5,757,531	(8,194,808)	(638)	310	-	12,761
Invesco Treasury Portfolio, Institutional Class	4,004,200	9,212,051	(13,216,226)	-	-	25	20,476
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,119,637	68,099,616	(58,639,814)	-	-	10,579,439	104,487*
Invesco Private Prime Fund	2,931,846	102,031,465	(77,754,677)	(144)	(4,218)	27,204,272	270,887*
Total	$13,996,963	$193,161,207	$(169,369,723)	$(782)	$(3,908)	$37,783,757	$426,564

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$13,601,192	$—	$—	$13,601,192
China	41,681,839	10,298,362	—	51,980,201
Denmark	—	106,728,823	—	106,728,823
France	—	250,901,678	—	250,901,678
Germany	—	77,075,850	—	77,075,850
India	30,215,919	128,703,216	—	158,919,135
Israel	31,077,632	—	—	31,077,632
Italy	—	23,996,564	—	23,996,564
Japan	—	95,861,280	—	95,861,280
Netherlands	—	46,674,435	—	46,674,435
Spain	—	25,153,219	—	25,153,219
Sweden	—	100,001,903	—	100,001,903
Switzerland	—	17,611,222	—	17,611,222
United States	1,194,784,749	—	—	1,194,784,749
Money Market Funds	46	37,783,711	—	37,783,757
Total Investments	$1,311,361,377	$920,790,263	$—	$2,232,151,640
Invesco V.I. Global Fund